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Form 13F Holding Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Standard Life Investments (USA) Limited
Address: 1 Beacon Street 34th Floor
         Boston, MA 02108

13F File Number:  28-06065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name : Eric Rose
Title: U.S. Manager - Risk & Compliance
Phone: 617-720-7922

Signature, Place, and Date of Signing:

Eric Rose, Boston, MA 01/23/13

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




I AM SIGNING THIS REPORT AS REQUIRED BY SECURITIES EXCHANGE
ACT 1934
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FORM 13F SUMMARY PAGE


List of Other Managers Reporting for This Manager:
No    Form 13F File Number                  Name
----- ------------------------------------- ----------------------------------
1     028-14115                                  Standard Life Investments LTD